Note 17 - Supplemental Oil and Gas Disclosures (Unaudited) - Standardized Measure of Discounted Future of Net Cash Flows (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Future cash inflows		$ 740,859	$ 502,961
Future production costs		(217,025)	(127,897)
Future development costs		(117,887)	(78,360)
Future income tax expense		(25,824)	(2,640)
Future net cash flows		380,123	294,064
Discount to present value at 10% annual rate		(157,931)	(154,043)
Standardized measure of discounted future net cash flows	[1]	$ 222,192	$ 140,021	$ 31,118

[1]	The year ended December 31, 2020 in the table above reflects the change in standardized measure from that of HPK LP, our Predecessor, as of December 31, 2019 to that of the Company as of December 31, 2020 and amounts are combined for the period from January 1, 2020 to August 21, 2020 of HPK LP and from August 22, 2020 to December 31, 2020 of the Company. There was no third-party reserve report prepared as of August 21, 2020 from which to compute a standardized measure from as of that date. The year ended December 31, 2019 in the table above reflects the change in standardized measure from that of HighPeak I, HPK LP's Predecessor, as of December 31, 2018 to that of HPK LP as of December 31, 2019 and amounts are combined for the period from January 1, 2019 to September 30, 2019 of HighPeak I and from October 1, 2019 to December 31, 2019 of HPK LP. There was no third-party reserve report prepared for HighPeak I as of October 1, 2019 from which to compute a standardized measure from as of that date. We believe the table above accurately reflects the change in standardized measure for the Predecessors and Successor in a meaningful context.